Cash and Short-Term Deposits	6 Months Ended
Jun. 30, 2026
Cash and Short-Term Deposits [Abstract]
Cash and Short-Term Deposits
10	CASH AND SHORT-TERM DEPOSITS

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Cash	9,161,045	12,308,382	3,013,953
Pledged Deposits	1,700,892	1,708,868	418,450
Total	10,861,937	14,017,250	3,432,403

Pledged deposits are fixed deposit pledged to banks with maturity less than one year to secure overdraft facilities.

For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following at the end of the financial year

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Cash and short-term deposits	10,861,937	14,017,250	3,432,403
Pledged Deposits	(1,700,892)	(1,708,868)	(418,450)
Total	9,161,045	12,308,382	3,013,953